CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (248,056)	$ (48,648)	$ (105,968)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	11,796	9,392	9,235
Depreciation and amortization	59,184	60,015	60,498
Non-cash lease expense	2,104	1,986	1,721
Paid-in-kind interest expense	2,680	0	0
Provision (recovery) for credit losses	165	(996)	0
Change in fair value of derivative warrant liabilities	(3,839)	(23,627)	10,337
Change in fair value on interest rate collar	0	0	106
Change in fair value of contingent consideration liabilities	(861)	0	0
Change in fair value of embedded derivative	144	0	0
Amortization of debt issuance costs	2,370	1,712	1,575
Amortization and release of related party liability	0	(5,856)	(4,058)
Loss on extinguishment of debt	24,398	0	0
Deferred income taxes	(17,444)	(1,185)	(7,021)
Loss on impairment of goodwill	152,018	5,031	0
Loss on acquisition	6,233	0	0
Gain on sale of trademark	(5,679)	0	0
Loss on impairment of right of use assets	0	0	3,643
Loss on disposal of equipment	0	112	62
Changes in operating assets and liabilities:
Accounts receivable	(2,696)	(3,158)	(2,071)
Related party accounts receivable	263	309	(816)
Inventories	(867)	2,580	(1,300)
Prepaid expenses	318	(2,236)	996
Other current assets and other assets	158	(377)	138
Accounts payable	(6,802)	(2,982)	4,382
Related party accounts payable	0	(18)	(354)
Operating lease liabilities	(3,002)	(2,677)	(2,560)
Other current liabilities and other liabilities	14,599	1,803	1,680
Net cash used in operating activities	(12,816)	(8,820)	(29,775)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets	(237)	(304)	(455)
Capital expenditure on property and equipment	(3,430)	(2,708)	(1,591)
Proceeds from sale of trademark	82,500	0	0
Acquisition of Novaestiq	(2,605)	0	0
Cash received from interest rate collar premium	0	92	52
Net cash provided by (used in) investing activities	76,228	(2,920)	(1,994)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	0	0	70,000
Payment of PIPE transaction costs	0	0	(1,068)
Proceeds from term loan, net of discount	396,063	0	0
Repayment of term loan	(405,343)	(8,750)	(8,777)
Proceeds from revolving credit facility, net of discount	44,325	15,000	35,000
Repayment of revolving credit facility	(60,000)	0	(49,117)
Proceeds from note payable	1,517	1,632	2,420
Repayment of note payable	(1,575)	(1,770)	(1,452)
Payment of debt issuance costs	(10,153)	0	0
Payment of debt termination fees	(11,604)	0	0
RSU taxes paid on behalf of employees	(451)	(530)	(1,473)
Distribution to pay withholding taxes	0	0	(1,204)
Net cash (used in) provided by financing activities	(47,221)	5,582	44,329
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	16,191	(6,158)	12,560
Effect of foreign exchange rates on cash and cash equivalents	(601)	(116)	(147)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	16,302	22,576	10,163
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - End of period	31,892	16,302	22,576
SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Interest	21,425	15,125	17,331
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash portion of distribution agreement acquired	29,781	0	0
Capital expenditures in accounts payable and accruals	219	146	318
Issuance of stock for acquisition	7,556	0	0
Contingent consideration (Equity classified)	21,881	0	0
Initial measurement of embedded derivatives	12,553	0	0
Accrued but unpaid debt issuance costs	1,000	0	0
Deferred tax liability on acquisition	6,482	0	0
Reconciliation of cash, cash equivalents and restricted cash. The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:
Cash and cash equivalents	30,379	14,802	21,089
Restricted cash	1,513	1,500	1,487
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 31,892	$ 16,302	$ 22,576